ADVERTISING COSTS	12 Months Ended
Mar. 31, 2014
ADVERTISING COSTS
ADVERTISING COSTS

19.       ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2012, 2013 and 2014, relate primarily to advertisements in magazines and journals and amounted to ¥30,670 thousand, ¥83,153 thousand and ¥194,157 thousand, respectively.